Equity-Based Compensation - Summary of Status of Equity-Based Compensation Plans (Detail)	Dec. 31, 2013
2009 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
Awards originally available	3,400,000
Restricted stock units outstanding	529,065
Awards available for grant	1,751,452
2004 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
Awards originally available	6,500,000
Stock options outstanding	104,400
Restricted stock units outstanding	101,223
Options exercisable	104,400
Awards available for grant	262,686
2001 Plan [Member]
Summary of Status of Equity-Based Compensation Plans
Awards originally available	2,000,000
Stock options outstanding	18,600
Options exercisable	18,600